Share-based compensation - Restricted stock units - Cost related to non-vested awards (Details) - Restricted stock units $ in Thousands	Mar. 31, 2024 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2023	$ 2,099
2024	1,956
2025	763
2026	102
Total	$ 4,920